Investment Portfolio	as of March 31, 2022 (Unaudited)
DWS RREEF Global Infrastructure Fund
	Shares	Value ($)

Common Stocks 99.6%
Australia 3.3%
APA Group (Units)	1,562,209	12,405,302
Atlas Arteria Ltd. (Units)	1,416,780	6,888,403
Transurban Group (Units)	2,947,545	29,734,506
(Cost $43,991,362)		49,028,211
Canada 14.6%
Enbridge, Inc.	2,354,670	108,395,999
Gibson Energy, Inc. (a)	964,154	19,288,479
Pembina Pipeline Corp.	1,122,613	42,178,245
TC Energy Corp.	882,660	49,783,111
(Cost $170,944,436)		219,645,834
China 0.4%
ENN Energy Holdings Ltd. (Cost $6,561,100)	421,680	6,301,514
Denmark 1.5%
Orsted AS 144A* (Cost $18,838,960)	175,944	22,129,682
France 3.4%
Getlink SE	1,136,303	20,438,820
Vinci SA	301,403	30,875,370
(Cost $36,806,871)		51,314,190
Germany 0.0%
Fraport AG Frankfurt Airport Services Worldwide* (Cost $69,196)	1,025	56,695
Hong Kong 2.8%
China Resources Gas Group Ltd.	2,936,000	12,400,498
Cosco Shipping Ports Ltd.	9,000,000	6,986,057
Hong Kong & China Gas Co., Ltd.	19,166,800	23,179,349
(Cost $49,080,525)		42,565,904
Italy 2.3%
Terna - Rete Elettrica Nazionale (Cost $31,736,218)	4,089,710	35,108,257
Japan 1.8%
East Japan Railway Co.	250,000	14,474,565
Toho Gas Co., Ltd.	270,800	6,018,512
Tokyo Gas Co., Ltd.	402,700	7,371,314
(Cost $31,475,445)		27,864,391
Mexico 0.9%
Grupo Aeroportuario del Pacifico SAB de CV (ADR) (Cost $4,160,061)	85,839	13,839,822
New Zealand 0.8%
Auckland International Airport Ltd.* (Cost $8,636,364)	2,153,819	11,634,135

Spain 8.1%
Aena SME SA 144A*	177,976	29,589,253
Cellnex Telecom SA 144A	933,363	44,868,879
Ferrovial SA	1,803,743	47,886,451
(Cost $87,187,961)		122,344,583
United Kingdom 6.1%
National Grid PLC	5,543,472	85,565,212
Severn Trent PLC	144,375	5,837,999
(Cost $66,268,989)		91,403,211
United States 53.6%
Ameren Corp.	444,160	41,644,442
American Tower Corp. (REIT)	265,001	66,573,551
American Water Works Co., Inc.	265,617	43,967,582
Atmos Energy Corp.	252,270	30,143,742
CenterPoint Energy, Inc.	1,119,755	34,309,293
Cheniere Energy, Inc.	339,380	47,055,037
Crown Castle International Corp. (REIT)	640,503	118,236,854
CSX Corp.	648,230	24,276,214
Edison International	418,449	29,333,275
Eversource Energy	341,513	30,118,031
Exelon Corp.	52,147	2,483,762
NiSource, Inc.	1,715,540	54,554,172
PG&E Corp.*	2,507,344	29,937,687
SBA Communications Corp. (REIT)	226,591	77,969,963
Sempra Energy	545,144	91,649,609
Targa Resources Corp.	304,368	22,970,653
Williams Companies, Inc.	1,865,463	62,325,119
(Cost $464,172,033)		807,548,986
Total Common Stocks (Cost $1,019,929,521)		1,500,785,415

Master Limited Partnerships 0.2%
United States
Magellan Midstream Partners LP (Cost $2,793,099)	64,894	3,184,349

Securities Lending Collateral 0.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.23% (b) (c) (Cost $6,221,550)	6,221,550	6,221,550

Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 0.28% (b) (Cost $5,547,844)	5,547,844	5,547,844

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,034,492,014)	100.6	1,515,739,158
Other Assets and Liabilities, Net	(0.6)	(8,780,477)
Net Assets	100.0	1,506,958,681
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2022 are as follows:
Value ($) at 12/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2022	Value ($) at 3/31/2022
Securities Lending Collateral 0.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.23% (b) (c)
56,515,520	—	50,293,970 (d)	—	—	37,216	—	6,221,550	6,221,550
Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 0.28% (b)
8,156,553	49,378,431	51,987,140	—	—	1,001	—	5,547,844	5,547,844
64,672,073	49,378,431	102,281,110	—	—	38,217	—	11,769,394	11,769,394
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2022 amounted to $5,901,652, which is 0.4% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2022.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
At March 31, 2022 the DWS RREEF Global Infrastructure Fund had the following sector diversification:
Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents
Utilities	604,459,234	40%
Energy	355,180,992	24%
Real Estate	262,780,368	17%
Industrials	236,680,291	16%
Communication Services	44,868,879	3%
Total	1,503,969,764	100%
Sector diversification is subject to change.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$49,028,211	$—	$49,028,211
Canada	219,645,834	—	—	219,645,834
China	—	6,301,514	—	6,301,514
Denmark	—	22,129,682	—	22,129,682
France	—	51,314,190	—	51,314,190
Germany	—	56,695	—	56,695
Hong Kong	—	42,565,904	—	42,565,904
Italy	—	35,108,257	—	35,108,257
Japan	—	27,864,391	—	27,864,391
Mexico	13,839,822	—	—	13,839,822
New Zealand	—	11,634,135	—	11,634,135
Spain	—	122,344,583	—	122,344,583
United Kingdom	—	91,403,211	—	91,403,211
United States	807,548,986	—	—	807,548,986
Master Limited Partnerships	3,184,349	—	—	3,184,349
Short-Term Investments (a)	11,769,394	—	—	11,769,394
Total	$1,055,988,385	$459,750,773	$—	$1,515,739,158
(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DRGIF-PH1
R-080548-1 (1/23)